Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001422143
Registrant Name	Kura Oncology, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES